Intangible assets, net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 115,051	$ 116,768
Less: accumulated amortization	(109,423)	(100,371)
Intangible assets, net	$ 5,628	$ 16,397